EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income
Revenues	$ 13,771	$ 13,267	$ 12,309
Operating and other expenses	(7,985)	(7,380)	(7,810)
Net income	4,698	2,922	748
Income (Loss) from Equity Investments	1,558	1,310	999
Balance Sheet
Current assets	5,733	11,372
Current liabilities	(10,511)	(11,817)
Group of Investees
Income
Revenues	6,962	6,197	5,681
Operating and other expenses	(3,783)	(3,343)	(3,290)
Net income	3,026	2,457	$ 2,031
Balance Sheet
Current assets	3,959	3,279
Non-current assets	44,835	41,270
Current liabilities	(2,111)	(2,403)
Non-current liabilities	$ (21,729)	$ (21,894)